Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended August 31, 2021

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.51%

Aerospace & Defense 3.67%
Northrop Grumman Corp.	172,300	$63,355
Raytheon Technologies Corp. 738,041		62,556
Total		125,911

Air Freight & Logistics 1.28%
FedEx Corp.	165,500	43,972

Banks 3.53%
JPMorgan Chase & Co.	756,900	121,066

Beverages 2.34%
Coca-Cola Co. (The)	1,422,779	80,117

Biotechnology 1.55%
AbbVie, Inc.	441,507	53,325

Building Products 0.99%
Masco Corp.	558,500	33,912

Capital Markets 9.67%
Ameriprise Financial, Inc.	265,100	72,349
BlackRock, Inc.	72,700	68,577
MarketAxess Holdings, Inc.	49,600	23,606
Moody’s Corp.	105,700	40,247
Morgan Stanley	646,600	67,524
S&P Global, Inc.	133,500	59,250
Total		331,553

Chemicals 1.80%
Air Products & Chemicals, Inc.	229,100	61,745

Construction Materials 0.35%
Vulcan Materials Co.	64,605	12,012

Consumer Finance 1.62%
Discover Financial Services	432,300	55,430

Distributors 1.38%
Pool Corp.	95,800	47,354

Diversified Telecommunication Services 1.34%
Verizon Communications, Inc.	836,300	45,997
Investments	Shares	Fair Value (000)
Electric: Utilities 1.87%
NextEra Energy, Inc.	764,300	$64,194

Entertainment 1.00%
Activision Blizzard, Inc.	245,588	20,229
Walt Disney Co. (The)*	78,200	14,178
Total		34,407

Equity Real Estate Investment Trusts 1.69%
American Tower Corp.	198,800	58,083

Food & Staples Retailing 3.23%
Sysco Corp.	704,000	56,073
Walmart, Inc.	368,770	54,615
Total		110,688

Health Care Equipment & Supplies 4.40%
Abbott Laboratories	366,500	46,315
Danaher Corp.	176,400	57,182
West Pharmaceutical Services, Inc.	105,300	47,555
Total		151,052

Health Care Providers & Services 2.03%
UnitedHealth Group, Inc.	167,100	69,559

Hotels, Restaurants & Leisure 1.36%
McDonald’s Corp.	196,026	46,548

Industrial Conglomerates 2.27%
Honeywell International, Inc.	336,100	77,945

Information Technology Services 4.88%
Accenture plc Class A (Ireland)(a)	173,100	58,259
Jack Henry & Associates, Inc.	296,100	52,226
Visa, Inc. Class A	248,900	57,023
Total		167,508

Insurance 2.07%
Air Products and Chemicals, Inc.	315,400	43,506
Chubb Ltd. (Switzerland)(a)	150,300	27,643
Total		71,149

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2021

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.32%
Agilent Technologies, Inc.	258,600	$45,377

Machinery 3.87%
Dover Corp.	361,900	63,101
Illinois Tool Works, Inc.	170,300	39,656
Stanley Black & Decker, Inc.	155,800	30,111
Total		132,868

Media 2.07%
Comcast Corp. Class A	1,167,400	70,838

Metals & Mining 0.79%
Reliance Steel & Aluminum Co.	180,300	27,052

Multi-Line Retail 1.35%
Dollar General Corp.	208,300	46,432

Multi-Utilities 0.76%
CMS Energy Corp.	406,700	26,082

Oil, Gas & Consumable Fuels 2.73%
Marathon Petroleum Corp.	981,000	58,144
TotalEnergies SE ADR	800,900	35,472
Total		93,616

Personal Products 1.92%
Estee Lauder Cos., Inc. (The) Class A	192,900	65,681

Pharmaceuticals 1.36%
Zoetis, Inc.	227,300	46,496

Road & Rail 2.05%
Union Pacific Corp.	324,300	70,321

Semiconductors & Semiconductor Equipment 9.41%
Analog Devices, Inc.	372,900	60,764
KLA Corp.	129,900	44,161
Microchip Technology, Inc.	356,267	56,062
NVIDIA Corp.	354,000	79,243
Texas Instruments, Inc.	431,300	82,339
Total		322,569
Investments	Shares	Fair Value (000)
Software 9.38%
Intuit, Inc.	104,300	$59,045
Microsoft Corp.	870,000	262,636
Total		321,681

Specialty Retail 4.98%
Home Depot, Inc. (The)	119,500	38,979
Lowe’s Cos., Inc.	356,675	72,722
TJX Cos., Inc. (The)	812,300	59,070
Total		170,771

Textiles, Apparel & Luxury Goods 2.20%
NIKE, Inc. Class B	457,700	75,401
Total Common Stocks (cost $2,369,304,859)		3,378,712

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.29%

Repurchase Agreements
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $44,028,300 of U.S. Treasury Note at .375% due 04/30/2025, $1,459,500 of U.S. Treasury Note at .25% due 05/31/2025 value: $45,240,920; proceeds: $44,353,786 (cost $44,353,786)	$44,354	44,354
Total Investments in Securities 99.80% (cost $2,413,658,645)		3,423,066
Other Assets and Liabilities - Net(b) 0.20%		6,789
Net Assets 100.00%		$3,429,855

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2021

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini S&P 500 Index	September 2021	178	Long	$38,325,382	$40,232,450	$1,907,068

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$3,378,712	$–	$–	$3,378,712
Short-Term Investments
Repurchase Agreements	–	44,354	–	44,354
Total	$3,378,712	$44,354	$–	$3,423,066
Other Financial Instruments
Futures Contracts
Assets	$1,907	$–	$–	$1,907
Liabilities	–	–	–	–
Total	$1,907	$–	$–	$1,907

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.46%

Aerospace & Defense 2.89%
CAE, Inc. (Canada)*(a)	397,427	$11,462
TransDigm Group, Inc.*	24,381	14,811
Total		26,273

Air Freight & Logistics 0.57%
GXO Logistics, Inc.*	63,848	5,222

Banks 1.76%
First Republic Bank	45,136	8,979
Western Alliance Bancorp	72,162	7,040
Total		16,019

Beverages 0.77%
Brown - Forman Corp. Class B	99,222	6,967

Biotechnology 4.56%
Arena Pharmaceuticals, Inc.*	37,871	2,004
Argenx SE ADR*	18,293	6,055
Genmab A/S ADR*	142,670	6,761
Mirati Therapeutics, Inc.*	6,140	1,042
Natera, Inc.*	96,056	11,376
Novavax, Inc.*	20,233	4,827
Seagen, Inc.*	56,210	9,421
Total		41,486

Capital Markets 2.72%
MarketAxess Holdings, Inc.	21,056	10,021
Moody’s Corp.	12,485	4,754
MSCI, Inc.	15,734	9,984
Total		24,759

Construction Materials 1.47%
Vulcan Materials Co.	71,902	13,369

Containers & Packaging 2.44%
Avery Dennison Corp.	34,980	7,884
Ball Corp.	149,403	14,337
Total		22,221
Investments	Shares	Fair Value (000)
Diversified Consumer Services 1.64%
Bright Horizons Family Solutions, Inc.*	54,386	$7,927
Chegg, Inc.*	84,397	7,024
Total		14,951

Electrical Equipment 0.93%
AMETEK, Inc.	62,114	8,446

Electronic Equipment, Instruments & Components 2.85%
Amphenol Corp. Class A	206,847	15,851
Trimble, Inc.*	107,255	10,105
Total		25,956

Entertainment 2.08%
Roku, Inc.*	40,262	14,188
Warner Music Group Corp. Class A	125,469	4,768
Total		18,956

Equity Real Estate Investment Trusts 1.72%
SBA Communications Corp.	43,440	15,594

Food & Staples Retailing 1.17%
Sysco Corp.	133,378	10,624

Food Products 0.14%
Freshpet, Inc.*	10,177	1,304

Health Care Equipment & Supplies 7.30%
Align Technology, Inc.*	15,445	10,951
DexCom, Inc.*	35,927	19,020
IDEXX Laboratories, Inc.*	19,389	13,064
Insulet Corp.*	33,317	9,922
ResMed, Inc.	18,042	5,242
West Pharmaceutical Services, Inc.	18,036	8,145
Total		66,344

Health Care Technology 2.24%
Inspire Medical Systems, Inc.*	27,049	6,047
Veeva Systems, Inc. Class A*	43,233	14,353
Total		20,400

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.93%
Chipotle Mexican Grill, Inc.*	9,979	$18,993
Churchill Downs, Inc.	29,941	6,303
Hilton Worldwide Holdings, Inc.*	98,611	12,313
Wingstop, Inc.	42,025	7,225
Total		44,834

Household Products 0.62%
Church & Dwight Co., Inc.	67,567	5,653

Industrial Conglomerates 0.94%
Roper Technologies, Inc.	17,619	8,515

Information Technology Services 3.80%
Genpact Ltd.	204,396	10,604
Global Payments, Inc.	20,465	3,328
Jack Henry & Associates, Inc.	69,998	12,346
Twilio, Inc. Class A*	23,097	8,245
Total		34,523

Insurance 1.03%
Goosehead Insurance, Inc. Class A	63,825	9,368

Interactive Media & Services 3.70%
Bumble, Inc. Class A*(b)	136,244	7,426
Match Group, Inc.*	93,946	12,912
Pinterest, Inc. Class A*	82,511	4,585
Snap, Inc. Class A*	114,298	8,699
Total		33,622

Internet & Direct Marketing Retail 2.00%
Chewy, Inc. Class A*	67,621	5,959
Etsy, Inc.*	56,676	12,256
Total		18,215

Life Sciences Tools & Services 6.22%
10X Genomics, Inc. Class A*	39,696	6,983
Agilent Technologies, Inc.	94,322	16,551
Bio-Rad Laboratories, Inc. Class A*	10,267	8,263
Maravai LifeSciences Holdings, Inc. Class A*	139,057	8,229
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services (continued)
Quanterix Corp.*		65,826	$3,360
Repligen Corp.*		46,500	13,159
Total			56,545

Machinery 2.81%
Fortive Corp.		128,614	9,501
Parker-Hannifin Corp.		26,327	7,810
Stanley Black & Decker, Inc.		42,397	8,194
Total			25,505

Personal Products 0.50%
Shiseido Co., Ltd.(c)	JPY	68,664	4,551

Pharmaceuticals 1.85%
Catalent, Inc.*		69,905	9,119
Zoetis, Inc.		37,770	7,726
Total			16,845

Road & Rail 3.15%
Lyft, Inc. Class A*		148,354	7,063
Old Dominion Freight Line, Inc.		55,484	16,019
XPO Logistics, Inc.*		63,848	5,549
Total			28,631

Semiconductors & Semiconductor Equipment 6.44%
Analog Devices, Inc.		76,582	12,479
Enphase Energy, Inc.*		54,715	9,506
Lam Research Corp.		10,771	6,514
Microchip Technology, Inc.		97,413	15,329
NXP Semiconductors NV (Netherlands)(a)		48,836	10,506
Xilinx, Inc.		27,266	4,242
Total			58,576

Software 18.19%
Cadence Design Systems, Inc.*		92,515	15,124
Crowdstrike Holdings, Inc. Class A*		43,284	12,163
Datadog, Inc. Class A*		66,442	9,156
DocuSign, Inc.*		69,052	20,456
Dynatrace, Inc.*		142,579	9,799

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2021

Investments	Shares	Fair Value (000)
Software (continued)
Everbridge, Inc.*	56,846	$8,923
Fair Isaac Corp.*	20,491	9,421
HubSpot, Inc.*	20,648	14,133
Palo Alto Networks, Inc.*	37,080	17,095
Paycom Software, Inc.*	34,800	17,014
RingCentral, Inc. Class A*	53,626	13,528
SentinelOne, Inc. Class A*	51,875	3,316
Splunk, Inc.*	56,516	8,640
Zendesk, Inc.*	53,732	6,641
Total		165,409

Specialty Retail 3.73%
Burlington Stores, Inc.*	45,921	13,753
Five Below, Inc.*	43,498	9,257
Tractor Supply Co.	56,381	10,952
Total		33,962

Textiles, Apparel & Luxury Goods 1.30%
Canada Goose Holdings, Inc. (Canada)*(a)	91,674	3,518
Lululemon Athletica, Inc. (Canada)*(a)	20,760	8,307
Total		11,825

Total Common Stocks (cost $575,775,093)		895,470

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.59%

Repurchase Agreements 1.36%
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $12,565,900 of U.S. Treasury Note at 0.375% due 8/15/2024; value: $12,560,095; proceeds: $12,313,787 (cost $12,313,787)	$12,314	12,314
Investments	Shares	Fair Value (000)
Money Market Funds 0.21%
Fidelity Government Portfolio(d) (cost $1,907,858)	1,907,858	$1,908

Time Deposits 0.02%
Citibank N.A.(d) (cost $211,985)	211,985	212
Total Short-Term Investments (cost $14,433,630)		14,434
Total Investments in Securities 100.05% (cost $590,208,723)		909,904
Other Assets and Liabilities - Net (0.05)%		(411)
Net Assets 100.00%		$909,493

ADR	American Depositary Receipt.
JPY	Japanese yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$895,470	$–	$–	$895,470
Short-Term Investments
Repurchase Agreements	–	12,314	–	12,314
Money Market Funds	1,908	–	–	1,908
Time Deposits	–	212	–	212
Total	$897,378	$12,526	$–	$909,904

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.95%

Airlines 1.03%
Hawaiian Holdings, Inc.*	359,714	$7,273

Auto Components 1.40%
American Axle & Manufacturing Holdings, Inc.*	1,109,512	9,841

Automobiles 1.35%
Harley-Davidson, Inc.	240,772	9,518

Banks 11.44%
Bancorp, Inc. (The)*	709,779	17,503
Bank of Hawaii Corp.	82,369	6,904
Camden National Corp.	189,601	8,849
Pacific Premier Bancorp, Inc.	220,673	8,818
PacWest Bancorp	329,349	14,014
TriState Capital Holdings, Inc.*	504,413	10,194
Triumph Bancorp, Inc.*	174,438	14,342
Total		80,624

Biotechnology 1.22%
Arena Pharmaceuticals, Inc.*	101,569	5,375
SpringWorks Therapeutics, Inc.*	42,781	3,213
Total		8,588

Building Products 1.72%
Masonite International Corp.*	101,003	12,088

Capital Markets 4.03%
Sculptor Capital Management, Inc.	530,748	15,020
Victory Capital Holdings, Inc. Class A	381,135	13,351
Total		28,371

Chemicals 4.83%
Avient Corp.	272,484	14,194
Chase Corp.	58,866	6,740
Valvoline, Inc.	434,800	13,113
Total		34,047
Investments	Shares	Fair Value (000)
Commercial Banks 1.87%
Customers Bancorp, Inc.*	319,011	$13,210

Commercial Services & Supplies 2.36%
RR Donnelley & Sons Co.*	1,683,614	8,267
SP Plus Corp.*	257,775	8,349
Total		16,616

Construction Materials 1.00%
Eagle Materials, Inc.	45,077	7,070

Containers & Packaging 0.97%
Pactiv Evergreen, Inc.	499,490	6,868

Electric: Utilities 1.62%
IDACORP, Inc.	108,264	11,406

Electrical Equipment 1.44%
GrafTech International Ltd.	914,386	10,122

Electronic Equipment, Instruments & Components 0.98%
Avnet, Inc.	171,300	6,931

Energy Equipment & Services 1.16%
Cactus, Inc. Class A	217,200	8,147

Entertainment 1.37%
Marcus Corp. (The)*	618,542	9,649

Equity Real Estate Investment Trusts 6.05%
CoreSite Realty Corp.	81,767	12,132
Outfront Media, Inc.*	292,790	7,249
STAG Industrial, Inc.	310,700	13,127
Sunstone Hotel Investors, Inc.*	872,746	10,115
Total		42,623

Health Care Equipment & Supplies 1.26%
NuVasive, Inc.*	142,501	8,855

Health Care Providers & Services 3.02%
AMN Healthcare Services, Inc.*	93,538	10,619
Tenet Healthcare Corp.*	141,200	10,639
Total		21,258

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2021

Investments	Shares		Fair Value (000)
Hotels, Restaurants & Leisure 1.26%
Bally’s Corp.*		176,741	$8,880

Household Durables 0.88%
Purple Innovation, Inc.*		252,847	6,169

Household Products 1.69%
Spectrum Brands Holdings, Inc.		152,441	11,900

Information Technology Services 3.64%
Alliance Data Systems Corp.		101,708	9,978
International Money Express, Inc.*		860,783	15,701
Total			25,679

Insurance 2.96%
American Equity Investment Life Holding Co.		305,435	9,679
Stewart Information Services Corp.		177,370	11,166
Total			20,845

Interactive Media & Services 1.37%
Cars.com, Inc.*		756,311	9,620

Machinery 7.45%
Alamo Group, Inc.		48,090	7,454
Allison Transmission Holdings, Inc.		309,280	11,437
Columbus McKinnon Corp.		233,300	10,744
Crane Co.		135,990	13,840
Miller Industries, Inc.		242,484	9,025
Total			52,500

Media 2.55%
Criteo SA ADR*		285,232	10,705
EW Scripps Co. (The) Class A		390,297	7,236
Total			17,941

Oil, Gas & Consumable Fuels 5.18%
Chesapeake Energy Corp.		129,703	7,239
International Seaways, Inc.		489,372	8,417
MEG Energy Corp.*(a)	CAD	1,757,200	11,198
Par Pacific Holdings, Inc.*		586,039	9,664
Total			36,518
Investments	Shares	Fair Value (000)
Pharmaceuticals 1.74%
NGM Biopharmaceuticals, Inc.*	180,326	$3,936
Organon & Co.	245,022	8,304
Total		12,240

Professional Services 1.29%
TrueBlue, Inc.*	332,814	9,096

Real Estate Investment Trusts 1.17%
National Storage Affiliates Trust	143,433	8,212

Real Estate Management & Development 1.89%
Marcus & Millichap, Inc.*	160,758	6,305
Realogy Holdings Corp.*	397,784	6,981
Total		13,286

Semiconductors & Semiconductor Equipment 2.65%
Ichor Holdings Ltd.*	125,310	5,553
Silicon Motion Technology Corp. ADR	175,279	13,086
Total		18,639

Software 1.99%
CommVault Systems, Inc.*	91,848	7,437
Rimini Street, Inc.*	688,716	6,577
Total		14,014

Specialty Retail 3.17%
JOANN, Inc.(b)	723,648	9,921
Sally Beauty Holdings, Inc.*	668,903	12,435
Total		22,356

Technology Hardware, Storage & Peripherals 2.21%
Diebold Nixdorf, Inc.*	795,911	8,660
Immersion Corp.*	922,539	6,919
Total		15,579

Thrifts & Mortgage Finance 2.65%
Axos Financial, Inc.*	242,790	11,770
Essent Group Ltd.	146,400	6,893
Total		18,663

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2021

Investments	Shares	Fair Value (000)
Tobacco 1.85%
Turning Point Brands, Inc.	261,272	$13,001

Trading Companies & Distributors 1.24%
Applied Industrial Technologies, Inc.	98,270	8,727
Total Common Stocks (cost $602,438,900)		696,970
Investments	Shares	Fair Value (000)
SHORT-TERM INVESTMENTS 0.21%

Money Market Funds 0.19%
Fidelity Government Portfolio(c) (cost $1,350,000)	1,350,000	$1,350

Time Deposits 0.02%
Citibank N.A.(c) (cost $150,000)	150,000	150
Total Short-Term Investments (cost $1,500,000)		1,500
Total Investments in Securities 99.16% (cost $603,938,900)		698,470
Other Assets and Liabilities - Net 0.84%		5,929
Net Assets 100.00%		$704,399

ADR	American Depositary Receipt.
CAD	Canadian dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$696,970	$–	$–	$696,970
Short-Term Investments
Money Market Funds	1,350	–	–	1,350
Time Deposits	–	150	–	150
Total	$698,320	$150	$–	$698,470

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

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Notes to Schedule of Investments (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

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Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the period ended August 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$ 2,037,592	$ 2,119,843
Small Cap Value Fund	1,371,000	1,500,000

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QPHR-RES-3Q

(10/21)